Financial Assets Measured at Amortized Cost - Schedule of Other Receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Receivables - related parties	[1]	R$ 75,422	R$ 101,942
Compulsory deposits in Central Bank	[2]	1,834,088	117,977
Sundry receivables	[3]	1,500	1,147
Total		R$ 1,911,010	R$ 221,066

[1]	As of December 31, 2025, these amounts primarily relate to receivables from J&F Participações for marketing expenses incurred, along with receivables from other companies within the Group for various services and transactions. These receivables reflect the ongoing business relationships and agreements in place. For a comprehensive breakdown and further details regarding these amounts, please refer to Note 21.
[2]	Compulsory deposits are required by BACEN based on the amount of CDBs issued by PicPay Bank. These resources are remunerated at the Brazilian SELIC rate (special settlement and custody system of the BACEN).
[3]	Mainly related to receivables from government entities. The Group understands that there is no risk on the outstanding balances of its “Other receivables”.